Description of Organization and Business Operations	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 26, 2022	Dec. 31, 2021	Sep. 25, 2021
Description of Organization and Business Operations
1. Organization and Operations
Warehouse Technologies LLC (the “Company”), headquartered in New Hampshire, is a limited liability company that was formed in December 2006 to make investments in companies that develop new technologies to improve operating efficiencies in modern warehouses. Symbotic LLC (“Symbotic”), a technology company that develops and commercializes innovative technologies for use within warehouse operations and Symbotic Group Holdings, ULC (“Symbotic Canada”) are wholly owned subsidiaries of the Company.

1. Organization and Operations
Warehouse Technologies LLC (the “Company”), headquartered in New Hampshire, is a limited liability company that was formed in December 2006 to make investments in companies that develop new technologies to improve operating efficiencies in modern warehouses. Symbotic LLC (“Symbotic”), a technology company that develops and commercializes innovative technologies for use within warehouse operations and Symbotic Group Holdings, ULC (“Symbotic Canada”) are wholly owned subsidiaries of the Company.
Risks and Uncertainties
The Company is subject to risks common to companies in the markets it serves, including, but not limited to, global economic and financial market conditions, fluctuations in customer demand, acceptance of new products, development by its competitors of new technological innovations, risk of disruption in its supply chain, the implementation of tariffs and export controls, dependence on key personnel, and protection of proprietary technology.
The Company has an accumulated deficit of $1,155 million as of September 25, 2021 and has incurred recurring net losses since its inception. As discussed in Note 13, upon written notice, the Preferred Unit holders can redeem all of the outstanding Preferred Units. However, the Preferred Unit holders have confirmed that they will only request redemption of their Preferred Units if the Company is able to make such payments and remain solvent but not prior to February 28, 2023. In April 2021, the Company entered into an amendment to a contract with a customer whereby $185.0 million of guaranteed, non-refundable
payments are due to the Company in accordance with the contract, of which $165.0 million has been subsequently received through the date of issuance of these consolidated financial statements, and the remaining guaranteed, non-refundable
payments are to be made during the six months following the issuance of these consolidated financial statements. As of September 25, 2021, the Company had cash and cash equivalents of $156.6 million. Based on these factors, the Company believes that its cash and cash equivalents balance, combined with the guaranteed, non-refundable
payments due from a customer subsequent to September 25, 2021 as described above will be sufficient to fund its operations for at least the next twelve months from the date of issuance of these consolidated financial statements.

SVF INVESTMENT CORP. 3 [Member]
Description of Organization and Business Operations
Note 1 – Description of Organization and Business Operations
SVF Investment Corp. 3, formerly known as SVF Investment III Corp., (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on December 11, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).
As of March 31, 2022, the Company had not yet commenced operations. All activities for the period from December 11, 2020 (inception) through March 31, 2022 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), described below, and, subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company’s fiscal year end is December 31.
The Company’s sponsor is SVF Sponsor III (DE) LLC, a Delaware limited liability company (“Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on March 8, 2021. On March 11, 2021, the Company consummated its Initial Public Offering of 32,000,000 Class A ordinary shares (the “Public Shares”), including the 4,000,000 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $320.0 million, and incurring offering costs of approximately $18.1 million, of which approximately $11.2 million was for deferred underwriting commissions (see Note 5). On April 22, 2021, the underwriters made a payment to the Company in an amount of $640,000 to reimburse certain of the expenses in connection with its Initial Public Offering.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 1,040,000 Class A ordinary shares (the “Private Placement Shares”), at a price of $10.00 per Private Placement Share to the Sponsor, generating gross proceeds of $10.4 million (see Note 4).
Upon the closing of the Initial Public Offering, management agreed that an amount equal to at least $10.00 per Public Share sold in the Initial Public Offering, including the proceeds of the Private Placement Shares, will be held in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

F
-6
The Company provides its holders of the Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (at $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6).
All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the initial Business Combination and in connection with certain amendments to the Company’s Amended and Restated Memorandum and Articles of Association.
In accordance with SEC and its guidance on redeemable equity instruments, which has been codified in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic
480-10-S99,
redemption provisions not solely within the control of a company require ordinary shares subject to redemption to be classified outside of permanent equity. Given that the Public Shares will be issued with Public Warrants, the initial carrying value of ordinary shares classified as temporary equity will be the allocated proceeds determined in accordance with FASB ASC
470-20.
The Public Shares are subject to FASB ASC
480-10-S99.
If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately.
The ordinary shares subject to possible redemption are recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which will be adopted by the Company upon the consummation of the Initial Public Offering (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the holders of the Founder Shares prior to this Initial Public Offering (the “Initial Shareholders”) agreed to vote their Founder Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Shareholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination. In addition, the Company agreed not to enter into a definitive agreement regarding an initial Business Combination without the prior consent of the Sponsor.

Notwithstanding the foregoing, the Company’s Amended and Restated Memorandum and Articles of Association will provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.
The Company’s Sponsor, executive officers, directors and director nominees agreed not to propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.
If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or March 11, 2023 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
In connection with the redemption of 100% of the Company’s outstanding Public Shares for a portion of the funds held in the Trust Account, each holder will receive a full pro rata portion of the amount then in the Trust Account, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes payable (less up to $100,000 of interest to pay dissolution expenses).
The Initial Shareholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the trust account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Proposed Business Combination
On December 12, 2021, (a) the Company and Saturn Acquisition (DE) Corp. (“Merger Sub”), a wholly owned subsidiary of the Company, entered into an Agreement and Plan of Merger (as it may be amended, restated, supplemented or otherwise modified from time to time, the “Merger Agreement”) with Warehouse Technologies LLC (“Warehouse”) and Symbotic Holdings LLC, a wholly owned subsidiary of Warehouse (“Symbotic Holdings”), and (b) Warehouse and Symbotic Holdings entered into an Agreement and Plan of Merger (as it may be amended, restated, supplemented or otherwise modified from time to time, the “Company Merger Agreement”). If the Company Merger Agreement, the Merger Agreement, the transactions contemplated thereby are adopted by the Company’s shareholders and Warehouse’s unitholders, as applicable, (i) Warehouse will merge with and into Symbotic Holdings, with Symbotic Holdings surviving the merger (sometimes hereinafter referred to as “Interim Symbotic”) and (ii) immediately thereafter, Merger Sub will merge with and into Interim Symbotic (the “Merger,” and, together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Business Combination”), with Interim Symbotic surviving the merger as a subsidiary of the Company (“New Symbotic Holdings”). Prior to the consummation of the Merger, the Company will transfer by way of continuation from the Cayman Islands and domesticate as a Delaware corporation (the “Domestication”). Following the Domestication and simultaneously with the Business Combination, the Company will change its corporate name to “Symbotic Inc.” (the “Post-Combination Company” or “Symbotic Inc.”).
In connection with the execution of the Merger Agreement, the Company entered into Subscription Agreements (the “Subscription Agreements”) with certain parties subscribing for shares of the Post-Combination Company’s Class A ordinary share (the “Subscribers”) pursuant to which the Subscribers have agreed to purchase, and the Company has agreed to sell the Subscribers, an aggregate of 20,500,000 shares of the Post-Combination Company’s Class A ordinary share, at a purchase price of $10.00 per share for an aggregate purchase price of $205,000,000. The obligations to consummate the transactions contemplated by the Subscription Agreements are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement.
Each Surviving Company Common Unit may be redeemed by the holder for shares of Surviving Pubco Class A Ordinary share (or an equivalent amount in cash, at the option of the Surviving Company, subject to the provisions of the limited liability company agreement of the Surviving Company) at a value equal to the arithmetic mean of the volume-weighted average price of a share of Surviving Pubco Class A Ordinary share for the full five trading days ending prior to the redemption date, subject to certain exceptions. Upon such redemption, a number of shares of Surviving Pubco
Class V-3
Ordinary share or Surviving Pubco
Class V-1
Ordinary share, as applicable, equal to the number of redeemed Surviving Company Common Units, will be transferred to the Surviving Pubco and cancelled by the Surviving Pubco.
Pursuant to the terms of the Merger Agreement, the Company is required to cause the shares of Surviving Pubco Class A Ordinary share to be issued in connection with the transactions contemplated by the Merger Agreement (the “Transactions”) to be listed on the NASDAQ prior to the date of the Closing and to be eligible for continued listing on NASDAQ immediately following the Closing (as if the listing were a new initial listing by an issuer that had never been listed prior to the Closing).
Refer to the Current Report on Form
8-K,
filed with the SEC on December 13, 2021 for additional information.
On May 9, 2022, the U.S. Securities and Exchange Commission (the “SEC”), declared the registration statement on Form
S-4
(as amended, the “Registration Statement”), which includes a proxy statement/prospectus in connection with the Transactions effective and the Company has scheduled an extraordinary general meeting on June 3, 2022 at 9:00 am to approve the Business Combination and related proposals. SVF and Symbotic expect to close the Business Combination promptly after the Special Meeting, subject to SVF’s shareholder approval and other customary closing conditions.
For additional information related to the Transactions, please see final proxy statement/prospectus filed with the SEC on May 9, 2022.
Liquidity and Going Concern
As of March 31, 2022, the Company had approximately $3.3 million in its operating bank account and working capital deficit of approximately $4.7 million.
Prior to the completion of the Initial Public Offering, the Company’s liquidity needs were satisfied through the payment by the Company’s Sponsor of $25,000 for certain offering costs on the Company’s behalf in exchange for the issuance of the Founder Shares, and borrowings under the Company’s promissory note with its Sponsor of $300,000 as well as additional advances of approximately $114,000. The Company fully repaid the Note balance and the advance from the Sponsor as of March 15, 2021. Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs were satisfied with a portion of the proceeds of $10.4 million from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor may, but is not obligated to, provide the Company Working Capital Loans (see Note 4). On August 10, 2021 the Sponsor agreed to loan the Company $2.0 million as the Working Capital Loan. On November 9, 2021 the Sponsor and the Company agreed to amend this loan to increase the commitment by $1.0 million. As of March 31, 2022 there was $3.0 million drawn on the Working Capital Loan. As of December 31, 2021 there were no amounts outstanding under any Working Capital Loans.
In connection with the Company’s assessment of going concern considerations management has determined that the mandatory liquidation and subsequent dissolution if the Company is unable to complete a Business Combination with 24 months from closing of the Initial Public Offering, or March 11, 2023, raises substantial doubt about the Company’s ability to continue as a going concern for a period of time which is considered to be one year from the issuance of these financial statements. The condensed consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.
Risks and Uncertainties
Management is continuing to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or search for a target company, the specific impact is not readily determinable as of the date of the condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1—Description of Organization and Business Operations
SVF Investment Corp. 3, formerly known as SVF Investment III Corp., (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on December 11, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).
As of December 31, 2021, the Company had not yet commenced operations. All activities for the period from December 11, 2020 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), described below, and, subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company’s fiscal year end is December 31.
The Company’s sponsor is SVF Sponsor III (DE) LLC, a Delaware limited liability company (“Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on March 8, 2021. On March 11, 2021, the Company consummated its Initial Public Offering of 32,000,000 Class A ordinary shares (the “Public Shares”), including the 4,000,000 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $320.0 million, and incurring offering costs of approximately $18.1 million, of which approximately $11.2 million was for deferred underwriting commissions (see Note 5). On April 22, 2021, the underwriters made a payment to the Company in an amount of $640,000 to reimburse certain of the expenses in connection with its Initial Public Offering.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 1,040,000 Class A ordinary shares (the “Private Placement Shares”), at a price of $10.00 per Private Placement Share to the Sponsor, generating gross proceeds of $10.4 million (see Note 4).
Upon the closing of the Initial Public Offering, management agreed that an amount equal to at least $10.00 per Public Share sold in the Initial Public Offering, including the proceeds of the Private Placement Shares, will be held in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company provides its holders of the Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (at $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 7).
All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the initial Business Combination and in connection with certain amendments to the Company’s Amended and Restated Memorandum and Articles of Association.
In accordance with SEC and its guidance on redeemable equity instruments, which has been codified in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic
480-10-S99,
redemption provisions not solely within the control of a company require ordinary shares subject to redemption to be classified outside of permanent equity. Given that the Public Shares will be issued with Public Warrants, the initial carrying value of ordinary shares classified as temporary equity will be the allocated proceeds determined in accordance with FASB ASC
470-20.
The Public Shares are subject to FASB ASC
480-10-S99.
If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately.
The ordinary shares subject to possible redemption are recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which will be adopted by the Company upon the consummation of the Initial Public Offering (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the holders of the Founder Shares prior to this Initial Public Offering (the “Initial Shareholders”) agreed to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Shareholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination. In addition, the Company agreed not to enter into a definitive agreement regarding an initial Business Combination without the prior consent of the Sponsor.
Notwithstanding the foregoing, the Company’s Amended and Restated Memorandum and Articles of Association will provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.
The Company’s Sponsor, executive officers, directors and director nominees agreed not to propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.
If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or March 11, 2023 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund Regulatory Withdrawals (as defined in the Company’s Amended and Restated Memorandum and Articles of Association), subject to an annual limit of $250,000, for a maximum of 24 months and/or to pay its income taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
In connection with the redemption of 100% of the Company’s outstanding Public Shares for a portion of the funds held in the Trust Account, each holder will receive a full pro rata portion of the amount then in the Trust Account, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes payable (less up to $100,000 of interest to pay dissolution expenses).
The Initial Shareholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 7) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the trust account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does
business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Proposed Business Combination
On December 12, 2021, (a) the Company and Saturn Acquisition (DE) Corp. (“Merger Sub”), a wholly owned subsidiary of the Company, entered into an Agreement and Plan of Merger (as it may be amended, restated, supplemented or otherwise modified from time to time, the “Merger Agreement”) with Warehouse Technologies LLC (“Warehouse”) and Symbotic Holdings LLC, a wholly owned subsidiary of Warehouse (“Symbotic Holdings”), and (b) Warehouse and Symbotic Holdings entered into an Agreement and Plan of Merger (as it may be amended, restated, supplemented or otherwise modified from time to time, the “Company Merger Agreement”). If the Company Merger Agreement, the Merger Agreement, the transactions contemplated thereby are adopted by the Company’s shareholders and Warehouse’s unitholders, as applicable, (i) Warehouse will merge with and into Symbotic Holdings, with Symbotic Holdings surviving the merger (sometimes hereinafter referred to as “Interim Symbotic”) and (ii) immediately thereafter, Merger Sub will merge with and into Interim Symbotic (the “Merger,” and, together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Business Combination”), with Interim Symbotic surviving the merger as a subsidiary of the Post-Combination Company (“New Symbotic Holdings”). Prior to the consummation of the Merger, the Company will transfer by way of continuation from the Cayman Islands and domesticate as a Delaware corporation (the “Domestication”). Following the Domestication and simultaneously with the Business Combination, the Company will change its corporate name to “Symbotic Inc.” (the “Post-Combination Company” or “Symbotic Inc.”).
In connection with the execution of the Merger Agreement, the Company entered into Subscription Agreements (the “Subscription Agreements”) with certain parties subscribing for shares of the Post-Combination Company’s Class A common stock (the “Subscribers”) pursuant to which the Subscribers have agreed to purchase, and the Company has agreed to sell the Subscribers, an aggregate of 20,500,000 shares of the Post-Combination Company’s Class A common stock, at a purchase price of $10.00 per share for an aggregate purchase price of $205,000,000. The obligations to consummate the transactions contemplated by the Subscription Agreements are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement.
Each Surviving Company Common Unit may be redeemed by the holder for shares of Surviving Pubco Class A Common Stock (or an equivalent amount in cash, at the option of the Surviving Company, subject to the provisions of the limited liability company agreement of the Surviving Company) at a value equal to the arithmetic mean of the volume-weighted average price of a share of Surviving Pubco Class A Common Stock for the full five trading days ending prior to the redemption date, subject to certain exceptions. Upon such redemption, a number of shares of Surviving
Pubco Class V-3 Common
Stock or Surviving Pubco Class
V-1
Common Stock, as applicable, equal to the number of redeemed Surviving Company Common Units, will be transferred to the Surviving Pubco and cancelled by the Surviving Pubco.
Pursuant to the terms of the Merger Agreement, the Company is required to cause the shares of Surviving Pubco Class A Common Stock to be issued in connection with the transactions contemplated by the Merger Agreement (the “
Transactions
”) to be listed on the NASDAQ prior to the date of the Closing and to be eligible for continued listing on NASDAQ immediately following the Closing (as if the listing were a new initial listing by an issuer that had never been listed prior to the Closing).
Refer to the Current Report on Form
8-K,
filed with the SEC on December 13, 2021 for additional information.
Liquidity and Going Concern
As of December 31, 2021, the Company had approximately $813,000 in its operating bank account and working capital deficit of approximately $2.5 million.
Prior to the completion of the Initial Public Offering, the Company’s liquidity needs were satisfied through the payment by the Company’s Sponsor of $25,000 for certain offering costs on the Company’s behalf in exchange for the issuance of the Founder Shares, and borrowings under the Company’s promissory note with its Sponsor of $300,000 as well as additional advances of approximately $114,000. The Company fully repaid the Note balance and the advance from the Sponsor as of December 31, 2021. Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs were satisfied with a portion of the proceeds of $10.4 million from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor may, but is not obligated to, provide the Company Working Capital Loans (see Note 4). On August 10, 2021 the Sponsor agreed to loan the Company $2.0 million as the Working Capital Loan. On November 9, 2021 the Sponsor and the Company agreed to amend this loan to increase the commitment by $1.0 million. As of December 31, 2021 and December 31, 2020, there were no amounts outstanding under any Working Capital Loans.
In connection with the Company’s assessment of going concern considerations management has determined that the mandatory liquidation and subsequent dissolution if the Company is unable to complete a Business Combination with 24 months from closing of the Initial Public Offering, or March 11, 2023, raises substantial doubt about the Company’s ability to continue as a going concern for a period of time which is considered to be one year from the issuance of these financial statements. The consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.